Collateral for crude oil exploration concession agreements (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 1,819	$ 1,748
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	1,764	1,648
Exploration And Evaluation Asset [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	$ 55	$ 100